Financial instruments and risk management - Significant financial instruments measured at fair value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Loss)/gain on financial instruments
Maximum investment percent	2.50%
Environmental rehabilitation obligation funds | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 4,528	R 4,477	R 4,111
Environmental rehabilitation obligation funds | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	778	725	823
Environmental rehabilitation obligation funds | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Trade receivables — PGM concentrate sales | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	3,564	3,794	4,030
Trade receivables — PGM concentrate sales | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Other investments | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	2,320	3,143	603
Other investments | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Other investments | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	855	224	244
Asset held for sale | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Asset held for sale | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	280	0
Asset held for sale | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Palladium hedge contract | Level 1
(Loss)/gain on financial instruments
Financial assets measured at fair value	0	0	0
Palladium hedge contract | Level 2
(Loss)/gain on financial instruments
Financial assets measured at fair value	50	286
Palladium hedge contract | Level 3
(Loss)/gain on financial instruments
Financial assets measured at fair value	R 0	R 0	R 0